Item 1.  Schedule of Investments

UBS RMA MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - September 30, 2004 (unaudited)

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)		Value ($)

U.S. Government Agency Obligations—29.99%
407,000	Federal Farm Credit Bank	10/01/04 to 12/25/04	1.625 to 1.800	*	407,008,496
684,900	Federal Home Loan Bank	10/01/04 to 10/05/04	1.483 to 1.780	*	684,718,132
511,500	Federal Home Loan Bank	12/03/04 to 05/04/05	1.305 to 1.550		511,500,000
293,994	Federal Home Loan Mortgage Corp.	11/16/04 to 12/15/04	1.140 to 1.620	@	293,352,189
65,500	Federal Home Loan Mortgage Corp.	03/01/05	1.420		65,500,000
709,162	Federal National Mortgage Association	10/15/04 to 02/04/05	1.080 to 1.850	@	707,051,701
275,000	Federal National Mortgage Association	10/18/04 to 10/28/04	1.751 to 1.755	*	274,996,571
547,836	Federal National Mortgage Association	12/15/04 to 09/30/05	1.400 to 2.300		547,844,470
Total U.S. Government Agency Obligations (cost—$3,491,971,559)					3,491,971,559

Certificates of Deposit—14.19%
Non-U.S.—7.06%
115,000	Bank of Montreal	10/12/04	1.660		115,000,000
46,000	Credit Suisse First Boston NY	11/09/04	1.740		46,000,000
100,000	Fortis Bank NV	10/07/04	1.650		100,000,000
140,000	Natexis Banque Populaires	10/08/04 to 11/01/04	1.610 to 1.780		140,000,000
175,000	Societe Generale NY	10/05/04 to 10/12/04	1.614 to 1.783	*	174,972,763
49,500	Societe Generale NY	10/25/04	1.630		49,500,000
196,500	UniCredito Italiano SpA	12/24/04	1.876*		196,461,219
					821,933,982

U.S.—7.13%
275,000	American Express Centurion Bank	10/18/04 to 10/21/04	1.720 to 1.760		275,000,000
100,000	Discover Bank Delaware	10/18/04	1.730		100,000,000
275,000	First Tennessee N.A. (Memphis)	10/12/04 to 10/26/04	1.680 to 1.770		275,000,000
80,000	HSBC (USA), Inc.	04/22/05	1.555		80,000,000
100,000	Wells Fargo Bank N.A.	10/25/04	1.770		100,000,000
					830,000,000
Total Certificates of Deposit (cost—$1,651,933,982)					1,651,933,982

Commercial Paper@—42.74%
Asset Backed-Auto & Truck—2.83%
330,000	New Center Asset Trust	10/14/04 to 11/29/04	1.640 to 1.770		329,548,636

Asset Backed-Banking—1.88%
219,466	Atlantis One Funding	10/01/04 to 10/22/04	1.610 to 1.730		219,340,393

Asset Backed-Miscellaneous—22.78%
325,000	Amsterdam Funding Corp.	10/06/04 to 10/20/04	1.610 to 1.780		324,768,076
186,014	Barton Capital Corp.	10/12/04 to 10/19/04	1.700 to 1.780		185,861,793
265,398	Falcon Asset Securitization Corp.	10/06/04 to 10/15/04	1.660 to 1.710		265,266,774
92,000	Giro Multi-Funding Corp.	10/20/04	1.780		91,913,571
104,400	Kitty Hawk Funding Corp.	10/21/04 to 11/16/04	1.780 to 1.800		104,232,515
64,186	Old Line Funding Corp.	11/01/04	1.680		64,093,144
296,660	Preferred Receivables Funding Corp.	10/01/04 to 10/19/04	1.660 to 1.780		296,567,717
243,378	Ranger Funding Co. LLC	10/05/04 to 11/05/04	1.710 to 1.790		243,087,451
196,279	Thunderbay Funding	10/01/04 to 10/19/04	1.600 to 1.770		196,155,100
46,011	Triple A One Funding	10/12/04	1.680		45,987,381
250,000	Variable Funding Capital Corp.	10/07/04 to 10/13/04	1.660 to 1.680		249,888,333
285,000	Windmill Funding Corp.	10/05/04 to 10/22/04	1.660 to 1.780		284,796,410
300,000	Yorktown Capital LLC	10/12/04 to 10/20/04	1.690 to 1.770		299,761,528
					2,652,379,793

Asset Backed-Securities—5.57%
57,500	Beta Finance Inc.	11/09/04	1.780		57,389,121
60,000	CC (USA) Inc.	10/08/04	1.660		59,980,633
53,000	Dorada Finance, Inc.	10/15/04	1.690		52,965,167
60,000	Galaxy Funding, Inc.	11/04/04	1.750		59,900,833
200,000	Giro Funding U.S. Corp.	10/12/04 to 11/10/04	1.700 to 1.790		199,773,345
218,710	Scaldis Capital LLC	10/07/04 to 10/15/04	1.660 to 1.720		218,610,268
					648,619,367

Banking-Non-U.S.—1.58%
49,500	Credit Suisse First Boston NY	10/13/04	1.700		49,471,950
85,000	Depfa Bank PLC	10/05/04	1.720		84,983,755
50,000	Northern Rock PLC	10/15/04	1.710		49,966,750
					184,422,455

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)		Value ($)

Banking-U.S.—3.68%
50,000	CBA (Delaware) Finance, Inc.	10/05/04	1.630		49,990,945
68,500	Fortis Funding LLC	10/25/04	1.780		68,418,713
40,000	ING (US) Funding LLC	10/05/04	1.640		39,992,711
100,000	National Australia Funding (Delaware), Inc.	10/04/04	1.600		99,986,667
170,000	Stadshypotek Delaware, Inc.	10/05/04	1.620		169,969,400
					428,358,436

Brokerage—2.44%
195,000	Citigroup Global Markets Holdings, Inc.	10/05/04 to 11/10/04	1.730		194,711,667
90,000	Credit Suisse First Boston, Inc.	11/08/04	1.720		89,836,600
					284,548,267

Finance-Captive Automotive—0.86%
100,000	Toyota Motor Credit Corp.	10/06/04	1.610		99,977,639

Insurance-P&C—1.12%
130,000	Marsh & McLennan Co., Inc.	11/17/04	1.750		129,702,986
Total Commercial Paper (cost—$4,976,897,972)					4,976,897,972

Short-Term Corporate Obligations—12.62%
Asset Backed-Securities—3.75%
123,000	Dorada Finance, Inc.	10/14/04	1.713*		122,994,707
223,900	K2 (USA) LLC**	10/13/04 to 10/18/04	1.545 to 1.760	*	223,896,793
90,000	Links Finance LLC**	02/22/05	1.340		89,964,538
					436,856,038

Banking-Non-U.S.—1.49%
173,000	HBOS Treasury Services PLC	10/01/04	1.640*		173,000,000

Banking-U.S.—2.10%
100,000	Fifth Third Bank	10/01/04	1.823*		100,009,869
145,000	Wells Fargo & Co.	10/14/04	1.828*		145,000,000
					245,009,869

Brokerage—1.89%
70,000	Citigroup Global Markets Holdings, Inc.	10/25/04	1.940*		70,016,180
150,000	Morgan Stanley	10/01/04	1.885*		150,000,000
					220,016,180

Finance-Captive Automotive—1.33%
154,500	Toyota Motor Credit Corp.	12/23/04	1.865*		154,500,000

Finance-NonCaptive Consumer—1.72%
200,000	Household Finance Corp.	10/05/04 to 10/25/04	1.656 to 1.800	*	200,000,000

Finance-NonCaptive Diversified—0.34%
40,000	General Electric Capital Corp.	10/12/04	1.838*		40,000,000
Total Short-Term Corporate Obligations (cost—$1,469,382,087)					1,469,382,087

Number of Shares (000)

Money Market Fund—0.46%
53,701	BlackRock Provident Institutional TempFund (cost—$53,701,280)		1.506†		53,701,280

Total Investments (cost—$11,643,886,880 which approximates cost for federal income tax purposes)—100.00%					11,643,886,880

*                                         Variable rate securities–maturity dates reflect earlier of reset date or stated maturity date.

The interest rates shown are the current rates as of September 30, 2004, and reset periodically.

**                                  Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities, which represent 2.70% of net assets as of September 30, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@                                    Interest rates shown are discount rates at date of purchase.

†                                          Interest rate shown reflects yield at September 30, 2004.

Issuer Breakdown By Country

Percentage of Portfolio Assets
United States	89.9%
France	3.1
United Kingdom	1.9
Italy	1.7
Canada	1.0
Belgium	0.9
Switzerland	0.8
Ireland	0.7
Total	100.0%

Weighted average maturity — 44 days

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

UBS RMA U.S. GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS - September 30, 2004 (unaudited)

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)		Value ($)

U.S. Government Obligations—42.65%
375,000	U.S. Treasury Bills(1)	10/07/04 to 02/24/05	1.265 to 1.745	@	374,381,600
140,000	U.S. Treasury Notes(1)	01/31/05 to 04/30/05	1.625		140,182,121
Total U.S. Government Obligations (cost—$514,563,721)					514,563,721

Repurchase Agreements—55.53%
250,000	Repurchase Agreement dated 09/30/04 with Bear Stearns & Co., collateralized by $73,250,000 U.S. Treasury Bills, zero coupon due 12/30/04 and $141,096,000 U.S. Treasury Bonds 6.125% to 7.625% due 02/15/25 to 08/15/29; (value-$255,017,833); proceeds: $250,012,153	10/01/04	1.750		250,000,000
50,000	Repurchase Agreement dated 09/30/04 with Deutsche Bank Securities, Inc., collateralized by $68,549,506 U.S. Treasury Bonds, zero coupon due 08/15/16 to 02/15/27 and $22,490,995 U.S. Treasury Notes, zero coupon due 02/15/10; (value-$51,000,000); proceeds: $50,002,431	10/01/04	1.750		50,000,000
70,000	Repurchase Agreement dated 09/30/04 with Goldman Sachs Group, Inc., collateralized by $12,507,935 U.S. Treasury Bills, zero coupon due 10/28/04, $22,691,380 U.S. Treasury Bonds, 5.250% to 10.625% due 08/15/15 to 02/15/29 and $26,797,177 U.S. Treasury Notes, 1.500% to 14.000% due 02/28/05 to 11/15/11; (value-$71,400,183); proceeds: $70,003,306	10/01/04	1.700		70,000,000
300,000	Repurchase Agreement dated 09/30/04 with Morgan Stanley & Co., collateralized by $217,088,000 U.S. Treasury Bonds, 8.000% due 11/15/21; (value-$306,000,732); proceeds: $300,014,500	10/01/04	1.740		300,000,000
Total Repurchase Agreements (cost—$670,000,000)					670,000,000

Number of
Shares
(000)

Money Market Funds†—1.82%
17,735	AIM Short-Term Investment Trust Treasury Portfolio		1.500		17,734,550
4,263	Federated Treasury Securities Fund		1.380		4,262,827
Total Money Market Funds (cost—$21,997,377)					21,997,377

Principal
Amount
($ 000)

Investments of Cash Collateral From Securities Loaned-11.83%
Repurchase Agreements—11.83%
50,000	Repurchase Agreement dated 09/30/04 with Bank of America, collateralized by $32,322,000 U.S Treasury Bills, zero coupon due 03/31/05 and $18,638,000 U.S. Treasury Notes, 3.125% due 05/15/07; (value-$51,000,548); proceeds: $50,002,361	10/01/04	1.700		50,000,000
92,748	Repurchase Agreement dated 09/30/04 with Goldman Sachs Group, Inc., collateralized by $16,506,065 U.S. Treasury Bills, zero coupon due 10/28/04, $29,944,620 U.S. Treasury Bonds, 5.250% to 10.625% due 08/15/15 to 02/15/29, and $35,362,823 U.S. Treasury Notes,1.500% to 14.000% due 02/28/05 to 11/15/11; (value-$94,602,950); proceeds: $92,752,132	10/01/04	1.700		92,747,752
Total Repurchase Agreements (cost-$142,747,752)					142,747,752

Number of
Shares
(000)
Money Market Fund†—0.00%
24	AIM Treasury Portfolio (cost—$24,215)		1.439		24,215
Total Investments of Cash Collateral From Securities Loaned (cost—$142,771,967)					142,771,967

Total Investments (cost—$1,349,333,065 which approximates cost for federal income tax purposes)(2)—111.83%					1,349,333,065

@                                    Interest rates shown are discount rates at date of purchase.

†                                          Interest rates shown reflect yield at September 30, 2004.

(1)                                  Security, or portion thereof, was on loan at September 30, 2004.

(2)                                  Includes $434,708,642 of investments in securities on loan, at value. The custodian held cash and cash equivalents as collateral for securities loaned of $142,771,967.  In addition, the custodian held securities having an aggregate value of $300,819,665 as collateral for portfolio securities loaned as follows:

Principal Amount (000) ($)	Security Description	Maturity Dates	Interest Rates (%)	Value ($)
30,200	Federal Home Loan Mortgage Corporation	11/15/04	3.250	30,615,190
18,950	Federal Home Loan Mortgage Corporation	09/15/11	5.500	20,483,794
9,550	Federal Home Loan Mortgage Corporation	01/15/12	5.750	10,556,751
5,770	Federal Home Loan Mortgage Corporation	10/11/12	4.750	5,886,029
19,700	Federal National Mortgage Association	03/15/05	3.875	19,904,191
10,470	Federal National Mortgage Association	07/15/05	7.000	11,013,278
48,200	Federal National Mortgage Association	06/15/06	5.250	50,971,645
31,200	Federal National Mortgage Association	12/04/06	2.200	30,970,087
14,350	Federal National Mortgage Association	01/15/09	5.250	15,433,310
43,300	Federal National Mortgage Association	06/15/09	6.375	49,228,506
21,950	Federal National Mortgage Association	09/15/09	6.625	24,843,449
27,600	Federal National Mortgage Association	03/15/12	6.125	30,913,435
				300,819,665

Weighted average maturity — 33 days

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

UBS RETIREMENT MONEY FUND

SCHEDULE OF INVESTMENTS - September 30, 2004 (unaudited)

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)		Value ($)

U.S. Government Agency Obligations—26.92%
75,000	Federal Farm Credit Bank	10/08/04 to 10/25/04	1.520 to 1.663	*	75,000,000
185,000	Federal Home Loan Bank	10/01/04 to 10/05/04	1.483 to 1.831	*	184,953,953
83,000	Federal Home Loan Bank	04/29/05 to 05/04/05	1.350 to 1.550		83,000,000
20,000	Federal Home Loan Mortgage Corp.	12/15/04	1.140@		19,952,500
50,000	Federal Home Loan Mortgage Corp.	03/01/05	1.420		50,000,000
149,800	Federal National Mortgage Association	10/15/04 to 02/04/05	1.080 to 1.150	@	149,439,574
50,000	Federal National Mortgage Association	10/28/04	1.755*		49,998,398
100,000	Federal National Mortgage Association	03/29/05 to 09/30/05	1.400 to 2.300		100,000,000
Total U.S. Government Agency Obligations (cost—$712,344,425)					712,344,425

Certificates of Deposit—15.19%
Non-U.S.—9.35%
45,000	Barclays Bank PLC	10/21/04	1.765		45,000,000
32,000	Danske Bank	10/15/04	1.690*		31,998,693
10,000	Fortis Bank NV	10/07/04	1.650		10,000,000
50,000	Fortis Bank NV	10/13/04	1.680*		49,996,978
25,500	Natexis Banque Populaires	11/01/04	1.780		25,500,000
50,000	Royal Bank of Canada	12/27/04	1.462		49,987,176
35,000	UniCredito Italiano SpA	12/24/04	1.876*		34,993,092
					247,475,939

U.S.—5.84%
59,500	American Express Centurion Bank	10/07/04 to 10/21/04	1.670 to 1.770		59,500,000
35,000	Discover Bank Delaware	10/15/04	1.750		35,000,000
60,000	First Tennessee Bank N.A. (Memphis)	10/21/04 to 10/26/04	1.770		60,000,000
					154,500,000
Total Certificates of Deposit (cost—$401,975,939)					401,975,939

Commercial Paper@—40.64%
Asset Backed-Auto & Truck—2.27%
60,000	New Center Asset Trust	10/14/04 to 10/27/04	1.690 to 1.775		59,939,875

Asset Backed-Banking—2.46%
65,000	Atlantis One Funding	10/01/04 to 10/14/04	1.610 to 1.770		64,977,629

Asset Backed-Miscellaneous—21.71%
59,500	Amsterdam Funding Corp.	10/15/04 to 10/20/04	1.740 to 1.780		59,451,855
40,000	Barton Capital Corp.	10/19/04	1.780		39,964,400
60,000	Falcon Asset Securitization Corp.	10/04/04 to 10/08/04	1.620 to 1.690		59,985,124
37,500	Giro Multi-Funding Corp.	10/20/04	1.780		37,464,771
61,623	Kitty Hawk Funding Corp.	10/12/04 to 10/21/04	1.700 to 1.780		61,578,492
59,250	Old Line Funding Corp.	10/04/04 to 11/08/04	1.680 to 1.780		59,199,784
41,000	Preferred Receivables Funding Corp.	10/04/04 to 10/14/04	1.680 to 1.780		40,981,690
58,000	Ranger Funding Co. LLC	10/15/04 to 10/25/04	1.720 to 1.780		57,941,529
24,782	Thunderbay Funding	10/07/04	1.620		24,775,309
58,558	Triple A One Funding	10/07/04 to 10/08/04	1.660 to 1.680		58,540,649
39,500	Variable Funding Capital Corp.	10/07/04	1.660		39,489,072
35,000	Yorktown Capital LLC	10/12/04	1.690		34,981,926
					574,354,601

Asset Backed-Securities—3.97%
5,500	CC (USA), Inc.	10/21/04	1.770		5,494,592
25,000	Galaxy Funding, Inc.	11/09/04	1.790		24,951,521
59,500	Giro Funding U.S. Corp.	10/01/04 to 10/29/04	1.610 to 1.780		59,464,779
15,000	Grampian Funding LLC	11/09/04	1.720		14,972,050
					104,882,942

Banking-Non-U.S.—1.20%
31,860	Depfa Bank PLC	10/05/04	1.720		31,853,911

Banking-U.S.—1.13%
30,000	Stadshypotek Delaware, Inc.	10/05/04	1.620		29,994,600

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)

Brokerage—4.04%
35,000	Bear Stearns Cos., Inc.	10/18/04	1.740	34,971,242
40,000	Citigroup Global Markets Holdings, Inc.	10/06/04	1.760	39,990,222
32,000	Greenwich Capital Holdings, Inc.	10/01/04	1.870*	32,000,000
				106,961,464

Energy-Integrated—0.97%
25,750	Koch Industries LLC	10/07/04	1.730	25,742,575

Finance-Captive Automotive—0.45%
12,000	Toyota Motor Credit Corp.	10/07/04	1.610	11,996,780

Finance-NonCaptive Consumer—1.32%
35,000	Household Finance Corp.	10/07/04	1.650	34,990,375

Finance-NonCaptive Diversified—1.12%
29,500	CIT Group, Inc.	10/05/04	1.660	29,494,559
Total Commercial Paper (cost—$1,075,189,311)				1,075,189,311

Short-Term Corporate Obligations—14.60%
Asset Backed-Securities—6.65%
48,000	CC (USA), Inc.**	10/12/04	1.705*	47,997,974
83,000	K2 (USA) LLC**	10/07/04	1.656*	82,998,476
45,000	Links Finance LLC**	03/15/05	1.510	45,022,177
				176,018,627

Banking-Non-U.S.—1.89%
50,000	HBOS Treasury Services PLC	10/01/04	1.640*	50,000,000

Banking-U.S.—1.14%
30,000	Wells Fargo & Co.	10/14/04	1.828*	30,000,000

Brokerage—1.70%
20,000	Citigroup Global Markets Holdings, Inc.	10/25/04	1.940*	20,004,623
25,000	Morgan Stanley	10/01/04	1.885*	25,000,000
				45,004,623

Energy-Independent—0.38%
10,000	BP Capital Markets PLC	04/29/05	4.000	10,151,339

Finance-Captive Automotive—1.89%
50,000	Toyota Motor Credit Corp.	12/23/04	1.865*	50,000,000

Finance-NonCaptive Diversified—0.95%
25,000	General Electric Capital Corp.	10/11/04	1.838*	25,000,000
Total Short-Term Corporate Obligations (cost—$386,174,589)				386,174,589

Repurchase Agreement—1.93%
51,000	Repurchase Agreement dated 09/30/04 with Deutsche Bank Securities, Inc., collateralized by $50,000,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 02/01/05, and $2,185,000 Federal Home Loan Mortgage Corp. obligations, 5.125% due 10/15/08; (value-$52,025,156); proceeds: $51,002,621 (cost—$51,000,000)	10/01/04	1.850	51,000,000

Number of Shares (000)

Money Market Fund—0.78%
20,650	AIM Liquid Assets Portfolio (cost—$20,650,482)	1.670†	20,650,482

Total Investments (cost—$2,647,334,746 which approximates cost for federal income tax purposes)—100.06%			2,647,334,746

*                                       Variable rate securities- maturity dates reflect earlier of reset date or stated maturity date.  The interest rates shown are the current rates as of September 30, 2004, and reset periodically.

**                                  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.65% of net assets as of September 30, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@                                    Interest rates shown are discount rates at date of purchase.

†                                          Interest rate shown reflects yield at September 30, 2004.

Issuer Breakdown By Country	Percentage of Portfolio Assets
United States	87.6%
United Kingdom	3.6
Belgium	2.3
Canada	1.9
Italy	1.3
Denmark	1.2
Ireland	1.2
France	0.9
Total	100.0%

Weighted average maturity — 42 days

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114

(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code:  212-882 5000

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2004

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)          Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	November 29, 2004

Exhibit EX-99.CERT

Certifications

I, Joseph A. Varnas, President of UBS RMA Money Fund Inc., certify that:

1.                                       I have reviewed this report on Form N-Q of UBS RMA Money Fund Inc.;

2.                                       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                                       The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)          Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)         Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c)          Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                       The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)          All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)         Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

I, Thomas Disbrow, Treasurer of UBS RMA Money Fund Inc., certify that:

1.                                       I have reviewed this report on Form N-Q of UBS RMA Money Fund Inc.;

2.                                       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.                                       The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)          Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)         Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c)          Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                       The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)          All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)         Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	November 29, 2004